Annual Operating Expenses {- Telecommunications Portfolio} - 02.28 Select Portfolios: Group 9 Telecommunications Services Sector Retail Combo PRO-15 - Telecommunications Portfolio - Telecommunications Portfolio
Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.28%
Total annual operating expenses	0.81%